Related Party Transactions - Summary of Amount Due from Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Amount due from related parties
Loan to related party	¥ 13,000	$ 1,885	¥ 166,400	¥ 140,732
Gulin Group
Amount due from related parties
Loan to related party	13,000		80,500
Repayments from related party	¥ 13,000		80,500
AiFenLei Group
Amount due from related parties
Loan to related party			85,900	138,332
Repayments from related party			110,015	175,755
Aileyou
Amount due from related parties
Loan to related party				2,400
Repayments from related party				¥ 2,911
Yueqing
Amount due from related parties
Repayments from related party			¥ 9,500